Financial risk management (Tables)	9 Months Ended
Sep. 30, 2018
Financial risk management [abstract]
Schedule of Contractual Maturities of Financial Liabilities
The following table presents the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	September 30, 2018
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$10,410	$10,410	$-	$-	$-
Pre-payment facility	12,230	5,355	6,875	-	-
Interest on pre-payment facility	1,019	694	325	-	-
Operating leases	1,179	274	535	370	-
Other long-term liabilities	735	-	245	-	490
	$25,573	$16,733	$7,980	$370	$490

Schedule of Market Risks
Financial instruments that may impact the Company’s net earnings or other comprehensive income due to currency fluctuations include CAD and MXP denominated assets and liabilities which are included in the following table:

	As at September 30, 2018
	CAD	MXP

Cash and cash equivalents	$206	$133
Trade and other receivables	39	1,871
Trade and other payables	1,004	4,506

Schedule of Sensitivity Analysis for Market Risks
The sensitivity of the Company’s net income and comprehensive income due to changes in the exchange rates for the nine-month period ended September 30, 2018 is included in the following table:

	CAD/USD	MXP/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net income	$523	$1,331
Other comprehensive income	39	(57)

Schedule of Fair Value Measurements
	September 30,		December 31,
	2018		2017

Level 1
Cash and cash equivalents		$3,111		$9,325
Restricted cash		709		335

Level 2
Trade and other receivables		5,646		6,631
Forward contracts		263		-
Pre-payment facility		12,230		15,000